Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
Goodwill And Intangible Assets
9.	Goodwill and intangible assets

Intangible assets as of December 31, 2011 and 2010 consist of the following (dollars in thousands):

	As of December 31,
	2011	2010
	(Successor)	(Predecessor)
Customer related intangibles	$186,615	$15,238
Technology related intangibles	—	498
Marketing related intangibles	—	617
Intellectual property rights	9,400	33,912
Foreign currency translation adjustment	(29,286)	78

	166,729	50,343
Less: Accumulated amortization	(6,512)	(18,114)

	$160,217	$32,229

During 2007, the Company acquired the worldwide rights for a software Proprietary Intellectual Property Rights ("IPR") that enables communication service providers to offer customer management, retail point-of-sale and billing services for a variety of products and services. Cost of acquisition of the IPR amounting to $20,369 was capitalized as an intangible asset and was being amortized over a period of ten years. The Company was using this intellectual property for the purposes of software licensing, provision of reusable IP-led IT services, managed services and provision of hosted or software-as-a-service solutions. A royalty of 5% is payable to seller on such sales.

During 2009, due to adverse market conditions, the Company reviewed the recoverability of the carrying amount of the IPR. Based on the results of the recoverability test, the sum of the undiscounted cash flows of IPR expected to result from its use exceeded the carrying amount as at December 31, 2009. These undiscounted future cash flows were revised from previous periods to reflect current prevailing economic conditions. The Company concluded that as the undiscounted cash flows expected to be received from the continuing use of IPR exceeded its carrying value a comparison of the carrying value of the asset to its fair value was not required.

As of and during the year ended, December 31, 2010, there were no significant adverse events or changes in circumstance that indicated that the carrying amount of the IPR is not recoverable. Accordingly, the Company has not performed a detailed evaluation of recoverability of this IPR during 2010.

In June 2010, the Company acquired software Intellectual Property Rights ("IPR2") used for education sector management in UK and Ireland. Cost of acquisition of the IPR2 and marketing rights amounting to $12.0 million was been capitalized as an intangible asset and was being amortized over a period of seven years.

The intangibles (including existing intangible assets arising on earlier Patni acquisition) were fair valued as part of the acquisition by iGATE and detailed evaluation of recoverability was carried out. As of and during the year ended December 31, 2011 and 2010, there were no significant adverse events or changes in circumstance that indicated that the carrying amount of the various intangible assets is not recoverable.

The amortization expense is as given below (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	For the year ended
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Amortization	$7,034	$2,378	$5,335	$4,247

The estimated amortization for the intangible assets, for the next five years will be as follows (dollars in thousands):

Amount
2012	$11,065
2013	11,460
2014	11,894
2015	12,419
2016	12,859

$59,697

The movement in goodwill balance is given below (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31, 2010
	(Successor)	(Predecessor)	(Predecessor)
Balance at beginning of the period/ year	$—	$69,661	$65,838
Goodwill arising on push down accounting	574,266	—	—
(refer Note 1.2)
Goodwill arising on acquisition of CHCS Services Inc	—	—	4,042
Foreign currency translation adjustment	(90,009)	242	(219)

Balance at end of the period/ year	$484,257	$69,903	$69,661

Goodwill as of December 31, 2010 includes $5.1 million, which is deductible for tax purposes as per local taxation laws in the United Kingdom. Goodwill as of December 31, 2010 includes $1.5 million, which is deductible for tax purposes as per local taxation laws in the United States of America.